Reporting Entity	12 Months Ended
Dec. 31, 2024
Reporting Entity [Abstract]
Reporting Entity	Reporting Entity
Allego N.V. (“Allego” or the “Company”) was incorporated as a Dutch private limited liability company (besloten vennootschap met beperkte aansprakelijkheid) on June 3, 2021 under the laws of the Netherlands, under the name of Athena Pubco B.V.
On March 16, 2022, Athena Pubco B.V. changed its legal form from a private limited liability company to a public limited liability company (naamloze vennootschap), changed its name to Allego N.V. and entered into the Deed of Conversion containing the Articles of Association of Allego N.V. Allego N.V. consummated the previously announced business combination (“the SPAC Transaction”) with Spartan Acquisition Corp. III (“Spartan”) pursuant to the terms of the business combination agreement (“BCA”) and became a publicly traded company on the New York Stock Exchange (“NYSE”). The public company — Allego N.V. — traded under the Allego name with the ticker “ALLG”. The Company’s registered seat and head office are in Arnhem, the Netherlands. Its head office is located at Westervoortsedijk 73 KB, 6827 AV in Arnhem, the Netherlands. The Company is registered with the Dutch Trade Register under number 82985537.
On June 16, 2024, Allego N.V., Madeleine Charging B.V. and Meridiam Sustainable Infrastructure Europe IV SLP, as represented by Meridiam, entered into a Transaction Framework Agreement ("TFA"). Pursuant to the TFA, Madeleine launched a tender offer (the "Offer") to purchase all ordinary shares of Allego N.V. that were not held by Madeleine or its affiliates for a cash payment of $1.70 per share, without interest. The Offer expired one minute after 11:59 p.m., New York City time, on July 31, 2024 and was not extended, and a total of 38,718,988 ordinary shares of Allego N.V. were properly tendered and not withdrawn, and Meridiam accepted for purchase all such shares. On August 12, 2024, Allego N.V. filed Form 25 with the SEC relating to the delisting of their ordinary shares. The delisting took effect ten days thereafter, with August 22, 2024 being the last trading day of Allego N.V.’s ordinary shares on the NYSE. After delisting, Allego did not change its legal form and continues to be a Dutch public liability company (naamloze vennootschap).

By entering into the Transaction Framework Agreement, Meridiam reaffirms its commitment to supporting the Company strategically and financially, and to cooperate closely with Allego’s management team. Contingent upon the Delisting, Meridiam SAS, through its managed funds, has committed to making available to Allego an amount of €46,000 thousand in order to develop, operate and maintain charging sites in Germany (for further details reference is made to Note 36 Related-party transactions), as well as an additional amount of €310,000 thousand in the form convertible bond funding to support the delivery of Allego’s growth plan. The €310,000 thousand financing shall be made available in three installments. As such, in December 2024, Allego N.V entered into a convertible bond agreement with Meridiam Found IV S.A.S for the first tranche, with an aggregate principal amount of €150,000 thousand. Under the TFA, the Company anticipates receiving additional committed funds from Meridiam amounting to EUR 150 million by the end of December 2025 and EUR 10 million by the end of December 2026. For further details, reference is made to Note 25 Borrowings.

The Company’s main activity is enabling electrification through designing, building and the operation of charging solutions for electric vehicles in Europe. The Company services customers with the long-term operation of comprehensive charging solutions. The Company seeks to offer its customers the best EV charging experience with end-to-end charging solutions through its different charging products (e.g. slow, fast, ultra-fast charging) and additional service support. The majority of the Allego N.V. shares are held by Madeleine which is an indirectly controlled subsidiary of Meridiam SAS (“Meridiam”) – a global investor and asset manager based in Paris, France. Meridiam specializes in the development, financing and long-term management of sustainable public infrastructure in the mobility, energy transition and social infrastructure sectors.
These financial statements are consolidated financial statements for the group consisting of Allego N.V. and its subsidiaries (jointly referred to as the “Group” or “Allego Group”). Allego’s principal subsidiaries are listed in Note 37.